Prospectus Supplement

August 1, 2016

for

The Guardian CxC Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F.

Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

As a result of this acquisition, please note the following changes to your Prospectus and Statement of Additional Information:

1. The Funds list on the front cover is amended to reflect that the RS Funds have been reorganized into newly-formed funds within the Victory Capital family of funds. The RS Funds listed have been replaced with the following:

–	Victory Variable Insurance Funds (formerly the RS Variable Products Trust)
–	Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP)
–	Victory High Yield VIP Series (formerly the RS High Yield VIP Series)
–	Victory RS International VIP Series (formerly the RS International VIP Series)
–	Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)
–	Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)
–	Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)
–	Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)
–	Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)

PROSUPP729CXC

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2. The information regarding your allocation options in the section entitled “VARIABLE INVESTMENT OPTIONS” is amended to reflect that the RS Funds have been reorganized into newly-formed funds within the Victory Capital family of funds. The RS Funds are no longer available as investment options under your contract and have been replaced with the following:

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series (formerly the RS Emerging Markets VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory High Yield VIP Series (formerly the RS High Yield VIP Series)	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square NY, NY 10004

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS International VIP Series (formerly the RS International VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Investment Quality Bond VIP Series (formerly the RS Investment Quality Bond VIP Series)	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series (formerly the RS Large Cap Alpha VIP Series)	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series (formerly the RS Low Duration Bond VIP Series)	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series (formerly the RS S&P 500 Index VIP Series)	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series (formerly the RS Small Cap Growth Equity VIP Series)	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

3. The second bullet of the fourth paragraph in the section entitled “LIVING BENEFIT RIDER (REFERRED TO AS DECADE)” is deleted and replaced with the following:

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% – Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option.

40% – Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, AIM V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS Research Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

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40% – Victory RS Large Cap Alpha VIP Series, Victory RS S&P 500 Index VIP Series, Victory RS High Yield Bond VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AB Value Portfolio, AB Real Estate Investment Portfolio, AB Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% – Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series, AIM V.I. Capital Appreciation Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged All Cap Portfolio, AB Large Cap Growth Portfolio, AB Global Technology Portfolio, Davis Financial Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

4. The allocation models under the section entitled “Single Life Enhanced Guaranteed Minimum Withdrawal Benefit (SL GMWB) (referred to as “Lifetime Asset Access”)” are deleted and replaced with the following:

1.	Growth Blend Model
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 20%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	AIM V.I. Capital Appreciation – 30%
•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model I
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 15%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	Davis Value Portfolio – 15%
•	Fidelity VIP Equity Income Portfolio – 15%
•	Victory RS International VIP Series – 15%

3.	Growth and Income Model II
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 15%
•	Davis Value Portfolio – 15%
•	Fidelity VIP Contrafund Portfolio – 20%
•	Victory RS International VIP Series – 10%
•	One of the following allocations:
–	Victory INCORE Investment Quality Bond VIP Series – 40%; or
–	Victory INCORE Investment Quality Bond VIP Series – 30% and Fidelity VIP Investment Grade Bond Portfolio – 10% ; or
–	Victory INCORE Investment Quality Bond VIP Series – 20% and Fidelity VIP Investment Grade Bond Portfolio – 20%

4.	Value Blend Model
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 15%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	Davis Value Portfolio – 30%

Under models 1 through 5, you must select either the Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series. Additionally, under the third model, you must choose which allocation amount you desire

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for the Victory INCORE Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

5. The allocation models under the section entitled “Guaranteed Minimum Withdrawal Benefit III (GMWB III) (referred to as “Lifetime Focus”)” are deleted and replaced with the following:

1.	Growth Blend Model
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 20%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	AIM V.I. Capital Appreciation – 30%
•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model I
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 15%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	Davis Value Portfolio – 15%
•	Fidelity VIP Equity Income Portfolio – 15%
•	Victory International VIP Series – 15%

3.	Growth and Income Model II
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 15%
•	Davis Value Portfolio – 15%
•	Fidelity VIP Contrafund Portfolio – 20%
•	Victory RS International VIP Series – 10%
•	One of the following allocations:
–	Victory INCORE RS Investment Quality Bond VIP Series – 40%; or
–	Victory INCORE Investment Quality Bond VIP Series – 30% and Fidelity VIP Investment Grade Bond Portfolio – 10%; or
–	Victory INCORE Investment Quality Bond VIP Series – 20% and Fidelity VIP Investment Grade Bond Portfolio – 20%

4.	Value Blend Model
•	Victory RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%
–	Victory INCORE Investment Quality Bond VIP Series – 40%
•	Davis Value Portfolio – 30%
•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

5.	Victory Perspectives Model
•	Victory RS S&P 500 Index VIP Series or Victory RS Large Cap Alpha VIP Series – 45%
•	Victory INCORE Investment Quality Bond VIP Series – 40%
•	Victory RS International VIP Series – 15%

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6.	Core Blend Model
•	Fidelity VIP Contrafund Portfolio – 25%
•	Fidelity VIP MidCap Portfolio – 20%
•	Victory INCORE Investment Quality Bond VIP Series – 25%
•	Fidelity VIP Investment Grade Bond Portfolio – 15%
•	Franklin Small Cap Value Securities Fund – 15%

7.	Equity Income Blend Model
•	Fidelity VIP Contrafund Portfolio – 35%
•	Franklin Rising Dividends Securities Fund – 25%
•	Fidelity VIP Investment Grade Bond Portfolio – 20%
•	Victory INCORE Investment Quality Bond VIP Series – 20%

Under models 1 through 5, you must select either the Victory RS S&P 500 Index VIP Series or the Victory RS Large Cap Alpha VIP Series. Additionally, under the third model, you must choose which allocation amount you desire for the Victory INCORE Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE
MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

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